Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,201,000	$ 93,000
Accounts receivable	16,000
Restricted cash	50,000
Costs in excess of billings on uncompleted contracts	801,000
Inventory	29,000
Prepaid expenses and other current assets	46,000	9,000
Total current assets	2,143,000	102,000
Property and equipment, net	764,000	878,000
Intangibles, net	41,000	48,000
Deposits	28,000
Total assets	2,976,000	1,028,000
Current liabilities:
Accounts payable	419,000	33,000
Accrued expenses	266,000	386,000
Unearned revenue	701,000
Provision for contract loss	100,000
Capital leases payable	8,000
Total current liabilities	1,494,000	419,000
Long term liabilities:
Other	6,000
Capital lease payable	29,000
Total liabilities	1,529,000	419,000
Commitments and contingencies (Note 14)
Stockholders' equity:
Preferred stock, $0.0001 par value. Authorized 50,000,000 shares; no shares issued and outstanding at December 31, 2013 and December 31, 2012
Common stock, $0.0001 par value. Authorized 200,000,000 shares; 72,554,000 and 60,883,000 shares issued and outstanding at December 31, 2013 and December 31, 2012, respectively	7,000	6,000
Additional paid in capital	8,945,000	978,000
Accumulated deficit	(7,505,000)	(375,000)
Total stockholders' equity	1,447,000	609,000
Total liabilities and stockholders' equity	$ 2,976,000	$ 1,028,000